Submission	Oct. 28, 2026
Submission [Line Items]
Central Index Key	0001377936
Registrant Name	SARATOGA INVESTMENT CORP.
Form Type	N-14
Submission Type	N-14 8C
Fee Exhibit Type	EX-FILING FEES